Financial instruments	3 Months Ended
Jun. 30, 2012
Financial instruments
Financial instruments
Note 26 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes)

– Fair value option; and
– Disclosures about fair value of financial instruments.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information on the Group’s concentrations of credit risk.

Fair value measurement
A significant portion of the Group’s financial instruments are carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.

The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2Q12 the Group extended the adoption of overnight indexed swap (OIS) discounting, instead of other reference rates such as LIBOR, to inflation products, which resulted in a loss of CHF 30 million.

ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. This change to the fair value measurement guidance is consistent with industry practice. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Assets and liabilities measured at fair value on a recurring basis
end of 2Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	475	0	0		475

Interest-bearing deposits with banks	0	624	0	0		624

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	147,535	1,186	0		148,721

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Securities received as collateral	29,787	404	0	0		30,191

Debt	99,561	52,670	7,935	0		160,166

of which foreign governments	72,102	8,864	51	0		81,017

of which corporates	3	25,431	4,125	0		29,559

of which RMBS	26,732	8,340	1,253	0		36,325

of which CMBS	0	4,730	1,364	0		6,094

of which CDO	0	5,080	654	0		5,734

Equity	59,797	8,603	429	0		68,829

Derivatives	10,026	872,337	8,586	(848,935)		42,014

of which interest rate products	1,914	723,498	2,195	–		–

of which foreign exchange products	1	63,700	1,045	–		–

of which equity/index-related products	7,317	27,293	2,247	–		–

of which credit derivatives	0	45,537	2,091	–		–

Other	8,550	2,172	2,327	0		13,049

Trading assets	177,934	935,782	19,277	(848,935)		284,058

Debt	3,722	1,113	91	0		4,926

of which foreign governments	3,233	0	19	0		3,252

of which corporates	0	659	39	0		698

of which CDO	0	454	33	0		487

Equity	314	83	1	0		398

Investment securities	4,036	1,196	92	0		5,324

Private equity	0	0	4,443	0		4,443

of which equity funds	0	0	3,143	0		3,143

Hedge funds	0	220	274	0		494

of which debt funds	0	143	178	0		321

Other equity investments	244	88	2,519	0		2,851

of which private	0	46	2,519	0		2,565

Life finance instruments	0	0	1,922	0		1,922

Other investments	244	308	9,158	0		9,710

Loans	0	14,115	6,400	0		20,515

of which commercial and industrial loans	0	7,856	3,978	0		11,834

of which financial institutions	0	5,162	2,093	0		7,255

Other intangible assets (mortgage servicing rights)	0	0	63	0		63

Other assets	5,247	25,329	6,635	(209)		37,002

of which loans held-for-sale	0	13,029	6,052	0		19,081

Total assets at fair value	217,248	1,125,768	42,811	(849,144)		536,683

Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(102)	(3,899)	0		(4,190)

Less assets consolidated under ASU 2009-17 [2]	0	(9,099)	(3,499)	0		(12,598)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	217,059	1,116,567	35,413	(849,144)		519,895

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,324	0	0		3,324

Customer deposits	0	4,825	0	0		4,825

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	143,714	0	0		143,714

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Obligations to return securities received as collateral	29,787	404	0	0		30,191

Debt	35,086	10,095	16	0		45,197

of which foreign governments	34,937	1,928	10	0		36,875

of which corporates	0	7,396	6	0		7,402

Equity	21,619	391	27	0		22,037

Derivatives	10,480	883,045	6,088	(851,065)		48,548

of which interest rate products	1,888	715,686	1,334	–		–

of which foreign exchange products	1	79,852	2,205	–		–

of which equity/index-related products	7,749	31,376	889	–		–

of which credit derivatives	0	44,049	1,256	–		–

Trading liabilities	67,185	893,531	6,131	(851,065)		115,782

Short-term borrowings	0	4,378	78	0		4,456

Long-term debt	108	55,167	11,677	0		66,952

of which treasury debt over two years	0	12,108	0	0		12,108

of which structured notes over two years	0	21,097	7,167	0		28,264

of which non-recourse liabilities	108	10,156	2,821	0		13,085

Other liabilities	0	26,518	3,558	(258)		29,818

of which failed sales	0	3,222	1,671	0		4,893

Total liabilities at fair value	97,080	1,131,861	21,444	(851,323)		399,062

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligations to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Effective January 2012, the FASB amended the disclosure requirements for the Group’s reporting of transfers between level 1 and level 2. As this requirement is not retrospective, comparable data is not presented for prior periods. Previously, only significant transfers were required to be disclosed and such transfers between level 1 and level 2 were not significant in 6M11.

All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 6M12, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers were primarily in exchange traded derivative instruments as they moved closer to maturity and pricing inputs became more observable. Transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in equity as suitable closing prices were unobtainable as of the end of 6M12.

Transfers between level 1 and level 2
6M12	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	47	96

Equity	99	202

Derivatives	4,374	16

Trading assets	4,520	314

Liabilities (CHF million)

Debt	26	32

Equity	43	20

Derivatives	5,116	66

Trading liabilities	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186

Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Debt	10,028	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	25	7,935

of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125

of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253

of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364

of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654

Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429

Derivatives	9,587	912	(1,128)	0	0	701	(1,656)	73		55	0		0	42	8,586

of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195

of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247

of which credit derivatives	2,171	455	(328)	0	0	145	(385)	0		22	0		0	11	2,091

Other	2,196	110	(115)	1,239	(1,128)	0	0	(2)		10	0		0	17	2,327

Trading assets	22,278	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	82	19,277

Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92

Equity	7,076	4	(48)	420	(629)	0	0	0		1	0		381	31	7,236

Life finance instruments	1,969	0	0	70	(154)	0	0	0		25	0		0	12	1,922

Other investments	9,045	4	(48)	490	(783)	0	0	0		26	0		381	43	9,158

Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400

of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978

of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093

Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63

Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635

of which loans held-for-sale [2]	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052

Total assets at fair value	47,203	3,982	(4,692)	7,107	(10,130)	2,581	(4,123)	174		180	0		372	157	42,811

Liabilities (CHF million)

Obligation to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131

of which interest rate derivatives	1,588	79	(377)	0	0	63	(66)	23		13	0		0	11	1,334

of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205

of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889

of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256

Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78

Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677

of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167

of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821

Other liabilities	3,891	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,558

of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671

Total liabilities at fair value	24,378	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,444

Net assets/(liabilities) at fair value	22,825	1,650	(1,757)	6,798	(9,191)	548	463	30		(307)	0		257	51	21,367

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 170 million primarily related to sub-prime exposures in the RMBS business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(9)	0	0	56	(46)	0		(9)	0		0	(123)	1,066

Debt	11,013	1,450	(1,512)	5,291	(6,237)	0	0	98		442	0		1	(1,164)	9,382

of which corporates	3,803	378	(205)	2,180	(1,853)	0	0	46		33	0		1	(547)	3,836

of which RMBS	3,264	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(297)	2,597

of which CMBS	1,861	68	(159)	324	(601)	0	0	4		64	0		0	(121)	1,440

of which CDO	1,135	175	(343)	305	(616)	0	0	12		134	0		0	(103)	699

Equity	622	204	(355)	523	(425)	0	0	40		32	0		38	(65)	614

Derivatives	8,719	1,288	(1,040)	0	0	319	(805)	(51)		475	0		0	(877)	8,028

of which interest rate products	2,072	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(187)	1,514

of which equity/index-related products	2,300	109	(153)	0	0	110	(13)	24		171	0		0	(255)	2,293

of which credit derivatives	2,725	845	(717)	0	0	21	(382)	(65)		222	0		0	(259)	2,390

Other	2,018	106	(199)	1,573	(1,239)	0	(36)	8		19	0		0	(228)	2,022

Trading assets	22,372	3,048	(3,106)	7,387	(7,901)	319	(841)	95		968	0		39	(2,334)	20,046

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,591	23	(66)	640	(1,876)	0	0	0		35	0		927	(876)	8,398

Life finance instruments	1,844	0	0	59	(90)	0	0	0		56	0		0	(190)	1,679

Other investments	11,435	23	(66)	699	(1,966)	0	0	0		91	0		927	(1,066)	10,077

Loans	6,258	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(657)	5,803

of which commercial and industrial loans	3,558	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(342)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,932	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(952)	7,275

Total assets at fair value	50,660	6,953	(8,707)	12,371	(13,206)	2,724	(3,478)	205		1,614	0		955	(5,194)	44,897

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,200	836	(844)	134	(192)	453	(1,070)	(29)		950	0		0	(946)	8,492

of which interest rate derivatives	1,341	26	(10)	0	0	11	(102)	(11)		(146)	0		0	(118)	991

of which foreign exchange derivatives	2,941	59	(33)	0	0	3	(324)	(1)		640	0		0	(320)	2,965

of which equity/index-related derivatives	2,940	94	(232)	0	0	185	(190)	26		252	0		0	(319)	2,756

of which credit derivatives	1,256	623	(507)	0	0	123	(276)	(43)		203	0		0	(129)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,797	3,535	(5,630)	0	0	4,005	(4,963)	54		546	0		0	(1,712)	12,632

of which structured notes over two years	9,488	804	(1,121)	0	0	1,759	(2,282)	(9)		337	0		0	(982)	7,994

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,734	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,705

of which failed sales	1,849	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(194)	2,085

Total liabilities at fair value	30,361	4,921	(6,910)	291	(417)	4,685	(6,585)	(8)		1,664	0		129	(3,079)	25,052

Net assets/(liabilities) at fair value	20,299	2,032	(1,797)	12,080	(12,789)	(1,961)	3,107	213		(50)	0		826	(2,115)	19,845

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M12				6M11

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(277)	257	(20)	[1]	163	826	989	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	318	431		(2,139)	801	(1,338)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 6M12 were CHF 3,982 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the equity derivatives, private equity, corporate credit, corporate bank and securitized products (consolidated SPE positions) businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M12 were CHF 4,692 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the private equity, securitized products (consolidated SPE positions), corporate credit, rates and CMBS businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Transfers into level 3 assets during 2Q12 were CHF 2,311 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit and securitized products (consolidated SPE positions) businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q12 were CHF 1,862 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the private equity, corporate credit and CMBS businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.

On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.

The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.

One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes, or broker quotes for the same or similar instruments. Product Control values this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.

Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.

The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.

Except as noted below, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.

The following information on the various financial instruments should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. Significant unobservable input is mean reversion.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

A substantial increase (decrease) in the significant unobservable input for securities purchased under resale agreements would result in a lower (higher) fair value.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.

Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, buyback probability, correlation, gap risk and credit spreads.

Substantial increases (decreases) in each of the significant unobservable inputs individually for corporates would result in a higher (lower) fair value, except for the unobservable inputs gap risk and credit spread which would result in a lower (higher) fair value.

CMBS, RMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are no significant observable inputs are valued using price, capitalization rate and internal rate of return. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

A substantial increase (decrease) in the significant unobservable input for RMBS would result in a higher (lower) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for CMBS would result in a lower (higher) fair value, except for the unobservable input price which would result in a higher (lower) fair value. A substantial increase (decrease) in the significant unobservable input for CDO would result in a higher (lower) fair value.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instrument. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiples and capitalization rate. Substantial increases (decreases) in the significant unobservable inputs individually for equity securities would generally result in a higher (lower) fair value, except for the capitalization rate which would result in a lower (higher) fair value.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility, prepayment rate, basis spreads and mean reversion.

Substantial increases (decreases) in each of the significant unobservable inputs individually for interest rate derivative assets would result in a higher (lower) fair value. The impact of substantial increases (decreases) in each of the significant unobservable inputs individually for interest rate derivative liabilities would result in a lower (higher) fair value, except for the unobservable inputs correlation and prepayment rate which would result in a higher (lower) fair value.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate, correlation and basis spreads.

Substantial increases (decreases) in each of the significant unobservable inputs individually for foreign exchange derivative assets would result in a higher (lower) fair value, except for the unobservable input correlation which would result in a lower (higher) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for foreign exchange derivative liabilities would result in a lower (higher) fair value, except for the unobservable input prepayment rate which would result in a higher (lower) fair value.

Equity and index-related derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include correlation, volatility, skew, buyback probability, gap risk and credit spreads.

Substantial increases (decreases) in each of the significant unobservable inputs individually for equity and index-related derivative assets would result in a higher (lower) fair value, except for the unobservable input credit spread which would result in a lower (higher) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for equity and index-related derivative liabilities would result in a lower (higher) fair value, except for the unobservable input gap risk which would result in a higher (lower) fair value. Generally, the interrelationship between the volatility, correlation and credit spreads inputs are positively correlated.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spreads, correlation and price. These inputs are generally implied from available market observable data.

Substantial increases (decreases) in each of the significant unobservable inputs individually for credit derivative assets would result in a lower (higher) fair value, except for the unobservable inputs recovery rate and credit spreads which would result in a higher (lower) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for credit derivative liabilities would result in a higher (lower) fair value, except for the unobservable inputs price and recovery rate which would result in a lower (higher) fair value.

Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of life expectancy, while for RMBS loans it is price. For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

Substantial increases (decreases) in each of the significant unobservable inputs individually for other trading assets would result in a higher (lower) fair value, except for the unobservable input life expectancy which would result in a lower (higher) fair value.

Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published net asset values (NAVs). Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. Substantial increases (decreases) in the NAV for private equity and hedge funds would result in a higher (lower) fair value.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. Unobservable inputs may include credit spreads and EBITDA multiples. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Substantial increases (decreases) in each of the significant unobservable inputs individually for other equity investments would result in a higher (lower) fair value, except for the unobservable input credit spread which would result in a lower (higher) fair value.

Life finance instruments
Life finance instruments include Single Premium Immediate Annuities and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above. A substantial increase (decrease) in the significant unobservable input for life finance instruments would result in a higher (lower) fair value.

Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spreads and price.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

A substantial increase (decrease) in the significant unobservable input for commercial and industrial loans would result in a lower (higher) fair value. A substantial increase (decrease) in the significant unobservable input for loans to financial institutions would result in a lower (higher) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for loans held in conjunction with securitization activities would result in a higher (lower) fair value, except for the unobservable input credit spreads which would result in a lower (higher) fair value.

Accrual based Private Banking loans, for which an estimated fair value is disclosed in the table “Carrying value and estimated fair values of financial instruments” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty related credit spreads.

Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and estimated fair values of financial instruments” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility and price.

Substantial increases (decreases) in each of the significant unobservable inputs individually for structured notes that mature beyond two years would result in a lower (higher) fair value, except for the unobservable input gap risk which would result in a higher (lower) fair value. Generally, the interrelationship between volatility, skew, correlation, gap risk, and credit spreads inputs are positively correlated. A substantial increase (decrease) in the significant unobservable input for non-recourse liabilities would result in a higher (lower) fair value.

Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments. Substantial increases (decreases) in each of the significant unobservable inputs individually for failed sales would result in a lower (higher) fair value, except for the unobservable input price which would result in a higher (lower) fair value.

Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and estimated fair values of financial instruments” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.

Quantitative disclosures of valuation techniques
The following tables provide the range of minimum and maximum values of each significant unobservable input for level 3 assets and liabilities by the related valuation technique.
Quantitative information about level 3 assets at fair value
end of 2Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	Option model	Mean reversion, in %	[1]	10.0	18.0

Debt	7,935

of which corporates	4,125	Option model	Correlation, in %		(85.0)	98.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

		Price	Price, in %		0.0	150.9

		Discounted cash flow	Credit spread, in bp		26.0	168.0

of which RMBS	1,253	Price	Price, in %		0.1	138.0

of which CMBS	1,364	Price	Price, in %		0.1	87.5

		Discounted cash flow	Capitalization rate, in %		5.0	12.0

		Discounted cash flow	Internal rate of return, in %		9.0	15.0

of which CDO	654	Price	Price, in %		0.0	101.8

Equity	429	Discounted cash flow	EBITDA multiple		3.0	12.0

		Discounted cash flow	Capitalization rate, in %		6.5	7.5

Derivatives	8,586

of which interest rate products	2,195	Option model	Correlation, in %		17.1	99.7

		Option model	Prepayment rate, in %		56.0	108.0

		Option model	Volatility, in %		0.3	31.3

of which equity/index-linked products	2,247	Option model	Correlation, in %		(85.0)	98.0

		Option model	Credit spread, in bp		52.0	184.0

		Option model	Volatility, in %		3.0	125.0

of which credit derivatives	2,091	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	97.0

		Discounted cash flow	Credit spread, in bp		3.8	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	75.0

Other	2,327	Price	Price, in %		0.1	113.0

		Discounted cash flow	Life expectancy, in years		3.5	20.2

Trading assets	19,277

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	92	–		–		–		–

Private equity	4,443	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	274	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,519

of which private	2,519	Discounted cash flow		Credit spread, in bp		1,068.0		1,783.0

		Discounted cash flow		EBITDA multiple		2.4		11.3

Life finance instruments	1,922	Discounted cash flow		Life expectancy, in years		1.1		21.9

Other investments	9,158

Loans	6,400

of which commercial and industrial loans	3,978	Discounted cash flow		Credit spread, in bp		0.0		3,773.0

of which financial institutions	2,093	Discounted cash flow		Credit spread, in bp		(162.0)		1,147.3

Other intangible assets (mortgage servicing rights)	63	–		–		–

Other assets	6,635

of which loans held-for-sale	6,052	Price		Price, in %		0.0		103.3

		Discounted cash flow		Credit spread, in bp		25.0		1,599.0

Total level 3 assets at fair value	42,811

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
end of 2Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Trading liabilities	6,131

of which interest rate derivatives	1,334	Option model	Basis spread, in bp		(54.0)	1,238.0

		Option model	Correlation, in %		17.1	98.6

		Option model	Mean reversion, in %	[1]	(32.8)	5.0

		Option model	Prepayment rate, in %		45.0	108.0

of which foreign exchange derivatives	2,205	Option model	Correlation, in %		(12.5)	76.3

		Option model	Prepayment rate, in %		56.0	108.0

of which equity/index-related derivatives	889	Option model	Correlation, in %		(85.0)	98.0

		Option model	Skew, in %		70.0	141.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	4.8

of which credit derivatives	1,256	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	65.0

		Discounted cash flow	Credit spread, in bp		2.0	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	77.0

Short-term borrowings	78	–	–

Long-term debt	11,677

of which structured notes over two years	7,167	Option model	Correlation, in %		(85.0)	98.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

of which non-recourse liabilities	2,821	Price	Price, in %		0.0	103.0

Other liabilities	3,558

of which failed sales	1,671	Price	Price, in %		0.0	93.3

		Discounted cash flow	Credit spread, in bp		0.0	681.2

Total level 3 liabilities at fair value	21,444

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the board of directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to ten years.

The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2Q12	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	44		49		93	0

Equity funds	33		3,893	[1]	3,926	0

Equity funds sold short	0		(89)		(89)	0

Total funds held in trading assets and liabilities	77		3,853		3,930	0

Debt funds	63		258		321	210

Equity funds	4		45		49	0

Others	4		120		124	55

Hedge funds	71		423	[2]	494	265

Debt funds	96		0		96	18

Equity funds	3,143		0		3,143	830

Real estate funds	374		0		374	156

Others	830		0		830	237

Private equities	4,443		0		4,443	1,241

Equity method investments	390		0		390	0

Total funds held in other investments	4,904		423		5,327	1,506

Total fair value	4,981	[3]	4,276	[4]	9,257	1,506	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 16% is redeemable on an annual basis with a notice period primarily of more than 60 days and 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 69% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 13% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,214 million attributable to noncontrolling interests. 4 Includes CHF 79 million attributable to noncontrolling interests. 5 Includes CHF 473 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 4Q11	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.

Nonrecurring fair value changes
end of	2Q12	4Q11

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.6	0.7

of which level 3	0.6	0.7

Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	2Q12			4Q11

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	895	3,712	(2,817)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	624	613	11	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	148,075	646	158,673	157,889	784

Loans	20,515	20,776	(261)	20,694	21,382	(688)

Other assets [1]	21,941	30,081	(8,140)	20,511	30,778	(10,267)

Due to banks and customer deposits	(729)	(703)	(26)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(143,617)	(97)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,456)	(4,524)	68	(3,547)	(3,681)	134

Long-term debt	(66,952)	(71,254)	4,302	(70,366)	(79,475)	9,109

Other liabilities	(4,892)	(7,476)	2,584	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	6M12		6M11

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(12)	[2]	–

of which related to credit risk	(13)		–

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	628	[1]	713	[1]

Other trading assets	10	[2]	(5)	[2]

Other investments	26	[2]	88	[2]

of which related to credit risk	10		(2)

Loans	1	[2]	1,012	[2]

of which related to credit risk	259		134

Other assets	1,223	[1]	2,110	[2]

of which related to credit risk	268		269

Due to banks and customer deposits	4	[2]	(12)	[1]

of which related to credit risk	16		8

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(81)	[1]

Short-term borrowings	(131)	[2]	(141)	[2]

Long-term debt	(3,005)	[2]	(4,223)	[2]

of which related to credit risk [4]	(1,298)		(301)

Other liabilities	265	[2]	(738)	[2]

of which related to credit risk	294		(260)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF (785) million and CHF (255) million in 6M12 and 6M11, respectively.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements, excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations. Beginning in January 2012, US GAAP also requires the disclosure of the fair values of these financial instruments within the fair value hierarchy prospectively.

Carrying value and estimated fair values of financial instruments
	2Q12		4Q11

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	226,863	236,963	236,963

Securities received as collateral	30,191	30,191	30,191	30,191

Trading assets	275,361	275,361	270,315	270,315

Investment securities	5,326	5,326	5,160	5,160

Loans	235,281	240,130	229,657	233,922

Other financial assets [1]	226,672	226,697	232,452	232,491

Financial liabilities (CHF million)

Due to banks and deposits	354,008	353,948	353,548	353,467

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	189,268	176,559	176,559

Obligation to return securities received as collateral	30,191	30,191	30,191	30,191

Trading liabilities	115,782	115,782	127,760	127,760

Short-term borrowings	19,184	19,187	26,116	26,117

Long-term debt	154,838	154,175	162,655	159,538

Other financial liabilities [2]	132,388	132,193	127,936	127,936

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets and liabilities not measured at fair value where a fair value is disclosed
end of 2Q12	Level 1	Level 2	Level 3	Total fair value

Financial assets (CHF million)

Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,091	51	78,142

Loans	0	214,175	5,440	219,615

Other financial assets	101,833	75,305	2,162	179,300

Financial liabilities (CHF million)

Due to banks and deposits	193,996	151,787	16	345,799

Central banks funds purchased, securities purchased under resale agreements and securities lending transactions	0	45,554	0	45,554

Short-term borrowings	0	14,731	0	14,731

Long-term debt	0	82,283	4,940	87,223

Other financial liabilities	0	100,855	1,517	102,372

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.